Document and Entity Information	Nov. 01, 2019
Cover [Abstract]
Entity Address, Country	CA
Amendment Flag	false
Entity Central Index Key	0000049938
Document Type	8-K
Document Period End Date	Nov. 01, 2019
Entity Registrant Name	IMPERIAL OIL LIMITED
Entity Incorporation, State or Country Code	Z4
Entity File Number	0-12014
Entity Tax Identification Number	98-0017682
Entity Address, Address Line One	505 Quarry Park Boulevard S.E.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T2C 5N1
Local Phone Number	1-800-567-3776
City Area Code	1-800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false